COMMON SHARES - Dividend Reinvestment and Share Purchase Plan (Details)	12 Months Ended
Dec. 31, 2019
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Discount of shares issued from treasury	2.00%